Cessation of the Mobile Application part of business and the consequential effects on the Balance Sheet	6 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Cessation of the Mobile Application part of business and the consequential effects on the Balance Sheet

6. Cessation of the Mobile Application part of business and the consequential effects on the Balance Sheet

As indicated in Note 1, certain subsidiaries of the Company ceased its business associated with the mobile application for merchant transactions and related payments in the year ended September 30, 2018. As a result, all the related business assets as of September 30, 2018 have been fully provided for in these financial statements. There have been no movements in these assets since and the fully written down value of the assets remain unchanged. These assets are:

(a)	Prepayments, deposits and other receivables:

	June 30, 2022	December 31, 2021

Prepayments to suppliers	$567,934	$567,934
Rental and other deposits	341,674	341,674
Employee advances and others	32,240	32,240
Sub total	941,848	941,848
Less: allowance for doubtful debts	(941,848)	(941,848)
Prepayments, deposits and other receivable, net	$-	$-

(b)	Property and equipment, net

	June 30, 2022	December 31, 2021

Electronic equipment	$2,319,545	$2,319,545
Furniture and fixtures	70,596	70,596
Leasehold improvements	263,609	263,609
Total property and equipment	2,653,750	2,653,750
Less: Accumulated depreciation and amortization	(2,653,750)	(2,653,750)
Total property and equipment, net	$-	$-

MOXIAN (BVI) INC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(c)	Intangible assets, net

	June 30, 2022	December 31, 2021

IP rights	$1,410,335	$1,410,335
Other intangible assets	394,883	394,883
	1,805,218	1,805,218
Net intangible assets	$-	$-

In July 2022, the Company entered into an Equity Transfer Agreement with a Mainland Chinese individual who is an affiliate of the former Chairman and director for the disposal of Moxian (Hong Kong) Limited, the holding company of wholly-owned subsidiaries which were engaged in the above businesses and media advertising, for a cash consideration of HK1,000.